Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—35.4%
U.S. Treasury Bill 0.000%, 2/25/21	$ 61,550	$61,523
U.S. Treasury Bonds 1.250%, 5/15/50	29,457	27,915
U.S. Treasury Notes
1.250%, 3/31/21	8,085	8,130
2.750%, 8/15/21	5,850	5,983
1.750%, 5/31/22	12,379	12,711
2.375%, 1/31/23	16,415	17,267
0.500%, 3/31/25	5,250	5,309
0.625%, 8/15/30	4,995	4,966
Total U.S. Government Securities (Identified Cost $143,657)		143,804

Mortgage-Backed Securities—26.6%
Agency—23.2%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	656	721
Pool #G60019 4.500%, 3/1/44	697	778
Pool #Q31645 4.000%, 2/1/45	1,715	1,851
Pool #Q35611 4.000%, 9/1/45	2,394	2,613
Pool #V81992 4.000%, 10/1/45	1,528	1,662
Pool #G60661 4.000%, 7/1/46	2,457	2,649
Pool #Q42921 3.500%, 9/1/46	2,241	2,433
Pool #Q51758 3.500%, 10/1/47	408	432
Pool #Q52115 3.500%, 11/1/47	196	207
Pool #ZM5226 3.500%, 12/1/47	2,122	2,313
Pool #Q53881 4.500%, 1/1/48	2,385	2,646
Pool #Q54813 3.500%, 3/1/48	679	718
Pool #Q61680 4.000%, 2/1/49	2,301	2,492
Pool #QA3079 3.500%, 10/1/49	1,110	1,202
Pool #QA4766 3.500%, 11/1/49	1,884	2,057
Pool #SD0164 3.500%, 12/1/49	4,082	4,368
Pool #SD0176 3.500%, 12/1/49	1,847	1,946
Pool #QA7571 3.000%, 2/1/50	2,701	2,832
Pool #QA8967 3.000%, 4/1/50	3,006	3,149
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	1,916	2,037
Pool #BO8589 3.000%, 3/1/40	352	369
	Par Value	Value

Agency—continued
Pool #AL7497 3.500%, 9/1/40	$931	$1,004
Pool #AW8154 3.500%, 1/1/42	822	897
Pool #AS9571 3.500%, 5/1/42	3,287	3,487
Pool #BK0396 3.000%, 11/1/44	627	663
Pool #BE5050 4.000%, 9/1/45	2,598	2,864
Pool #AZ9213 4.000%, 10/1/45	653	719
Pool #AS6515 4.000%, 1/1/46	747	809
Pool #BE7213 4.000%, 4/1/47	17	18
Pool #BE3774 4.000%, 7/1/47	1,072	1,151
Pool #BH4101 3.500%, 10/1/47	1,570	1,659
Pool #BH7058 3.500%, 12/1/47	1,997	2,108
Pool #BH9215 3.500%, 1/1/48	2,598	2,746
Pool #MA3238 3.500%, 1/1/48	1,004	1,062
Pool #BH9277 3.500%, 2/1/48	123	130
Pool #BJ0650 3.500%, 3/1/48	287	302
Pool #MA3305 3.500%, 3/1/48	1,064	1,125
Pool #BM5483 3.500%, 4/1/48	422	447
Pool #BN8510 3.500%, 5/1/49	814	858
Pool #BO1345 3.500%, 8/1/49	3,438	3,664
Pool #BO1351 4.000%, 8/1/49	1,463	1,575
Pool #BO2843 3.500%, 10/1/49	1,103	1,168
Pool #BO3024 3.500%, 10/1/49	2,126	2,317
Pool #BO5325 3.000%, 11/1/49	675	707
Pool #BO4386 3.500%, 11/1/49	4,250	4,491
Pool #BO8894 3.000%, 12/1/49	486	516
Pool #BP5431 3.000%, 6/1/50	985	1,043
Pool #BP5432 3.000%, 6/1/50	1,303	1,379
Pool #BQ1405 3.000%, 8/1/50	2,342	2,456
Government National Mortgage Association I Pool #BQ1140 3.000%, 11/15/49	2,850	2,963
Government National Mortgage Association II
Pool #MA4262 3.500%, 2/20/47	456	485
See Notes to Schedule of Investments

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA4586 3.500%, 7/20/47	$2,361	$2,508
Pool #MA5019 3.500%, 2/20/48	916	975
Pool #MA5596 4.500%, 11/20/48	873	939
Pool #MA6284 3.500%, 11/20/49	1,096	1,156
Pool #MA6656 3.000%, 5/20/50	4,259	4,476
		94,342

Non-Agency—3.4%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	1,465	1,391
Century Plaza Towers 2019-CPT, B 144A 3.097%, 11/13/39(1)(2)	1,600	1,687
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	1,030	1,041
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	1,445	1,677
2012-BWTR, A 144A 2.954%, 11/5/34(1)	575	573
Goldman Sachs Mortgage Securities Corp. Trust 2018-HULA, A (1 month LIBOR + 0.920%) 144A 1.072%, 7/15/25(1)(2)	526	500
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(1)(2)	635	659
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	1,175	1,256
SBA Tower Trust 144A 1.884%, 1/15/26(1)	1,045	1,068
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(1)	1,320	1,329
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,476
		13,657

Total Mortgage-Backed Securities (Identified Cost $104,941)		107,999

Asset-Backed Securities—4.1%
Automobiles—1.2%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(1)	2,870	3,007
Mercedes-Benz Master Owner Trust 2019-BA, A 144A 2.610%, 5/15/24(1)	635	657
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 0.712%, 2/15/24(2)	1,395	1,400
		5,064

Credit Card—1.7%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 0.825%, 5/15/28(2)	2,584	2,499
	Par Value	Value

Credit Card—continued
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 0.921%, 5/14/29(2)	$1,915	$1,911
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 0.752%, 12/15/26(2)	2,365	2,381
		6,791

Other—1.2%
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	570	586
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	983	989
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,975	2,100
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	1,425	1,425
		5,100

Total Asset-Backed Securities (Identified Cost $16,661)		16,955

Corporate Bonds and Notes—29.5%
Communication Services—1.7%
AT&T, Inc.
2.250%, 2/1/32	967	966
3.650%, 6/1/51	1,806	1,823
3.300%, 2/1/52	955	889
Comcast Corp. 2.650%, 2/1/30	1,660	1,810
Verizon Communications, Inc. 3.150%, 3/22/30	472	533
ViacomCBS, Inc. 4.200%, 5/19/32	759	866
		6,887

Consumer Discretionary—1.8%
Dollar General Corp. 3.500%, 4/3/30	990	1,126
Ford Motor Co.
8.500%, 4/21/23	488	532
9.000%, 4/22/25	2,080	2,385
9.625%, 4/22/30	712	919
Marriott International, Inc. 3.500%, 10/15/32	1,451	1,430
NIKE, Inc. 3.375%, 3/27/50	839	970
		7,362

Consumer Staples—1.2%
Coca-Cola Co. (The) 1.000%, 3/15/28	1,989	1,982
Kroger Co. (The) 3.950%, 1/15/50	905	1,054
Mars, Inc. 144A 2.450%, 7/16/50(1)	1,886	1,784
		4,820

See Notes to Schedule of Investments

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—4.9%
Boardwalk Pipelines LP 4.450%, 7/15/27	$368	$396
EOG Resources, Inc. 4.950%, 4/15/50	1,693	2,076
Exxon Mobil Corp. 4.327%, 3/19/50	1,655	2,057
HollyFrontier Corp. 4.500%, 10/1/30	1,616	1,565
Marathon Petroleum Corp.
4.500%, 5/1/23	1,377	1,487
4.700%, 5/1/25	624	704
Petroleos Mexicanos 6.875%, 8/4/26	3,742	3,591
Pioneer Natural Resources Co. 1.900%, 8/15/30	2,660	2,496
Plains All American Pipeline LP 3.800%, 9/15/30	2,299	2,227
Shell International Finance B.V. 2.375%, 4/6/25	824	879
TechnipFMC plc 3.450%, 10/1/22	243	251
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	2,086	2,111
		19,840

Financials—8.7%
AerCap Ireland Capital DAC 6.500%, 7/15/25	2,642	2,852
Arch Capital Group Ltd. 3.635%, 6/30/50	1,585	1,700
Avolon Holdings Funding Ltd. 144A 5.500%, 1/15/26(1)	1,196	1,201
Bank of America Corp. 3.366%, 1/23/26	568	619
BP Capital Markets America, Inc. 3.633%, 4/6/30	2,603	2,988
Chubb INA Holdings, Inc. 1.375%, 9/15/30	1,905	1,878
Citigroup, Inc.
3.106%, 4/8/26	935	1,005
3.980%, 3/20/30	1,311	1,510
Fidelity National Financial, Inc. 3.400%, 6/15/30	792	850
General Motors Financial Co., Inc.
2.750%, 6/20/25	1,995	2,043
3.600%, 6/21/30	2,002	2,064
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	869	942
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,143
2.301%, 10/15/25	840	884
2.739%, 10/15/30	885	953
Lazard Group LLC 4.375%, 3/11/29	943	1,082
Morgan Stanley
3.875%, 4/29/24	579	638
3.971%, 7/22/38	802	949
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	1,514	1,549
Newcrest Finance Pty Ltd. 144A 4.200%, 5/13/50(1)	835	974
	Par Value	Value

Financials—continued
Reinsurance Group of America, Inc. 3.150%, 6/15/30	$912	$993
Schlumberger Investment S.A. 2.650%, 6/26/30	1,846	1,868
Travelers Cos., Inc. (The)
4.050%, 3/7/48	1,085	1,345
2.550%, 4/27/50	821	803
Truist Bank 2.250%, 3/11/30	500	515
US Bank NA 2.050%, 1/21/25	712	752
Wells Fargo & Co. 1.654%, 6/2/24	1,025	1,044
		35,144

Health Care—1.1%
AbbVie, Inc. 144A 4.250%, 11/21/49(1)	1,599	1,889
Bristol-Myers Squibb Co. 4.250%, 10/26/49	401	527
CommonSpirit Health 4.187%, 10/1/49	566	601
Danaher Corp. 2.600%, 10/1/50	1,646	1,603
		4,620

Industrials—3.8%
3M Co. 3.700%, 4/15/50	472	565
Baker Hughes a GE Co. LLC 4.486%, 5/1/30	1,509	1,717
Boeing Co. (The)
3.750%, 2/1/50	1,262	1,155
5.805%, 5/1/50	2,678	3,230
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	1,745	1,841
General Dynamics Corp. 4.250%, 4/1/50	1,273	1,659
General Electric Co. 4.350%, 5/1/50	1,797	1,828
Honeywell International, Inc. 2.800%, 6/1/50	717	763
United Parcel Service, Inc. 4.450%, 4/1/30	783	981
Xylem, Inc. 2.250%, 1/30/31	1,639	1,736
		15,475

Information Technology—2.4%
Dell International LLC 144A 6.200%, 7/15/30(1)	618	741
HP, Inc.
3.000%, 6/17/27	884	955
3.400%, 6/17/30	1,446	1,549
Intel Corp. 3.100%, 2/15/60	1,651	1,789
Intuit, Inc. 0.950%, 7/15/25	1,367	1,380
NetApp, Inc.
1.875%, 6/22/25	750	777

See Notes to Schedule of Investments

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
2.700%, 6/22/30	$2,568	$2,657
		9,848

Materials—1.7%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,556	2,216
Bemis Co., Inc. 2.630%, 6/19/30	544	581
Newmont Corp.
2.250%, 10/1/30	1,254	1,293
6.250%, 10/1/39	1,089	1,619
Nucor Corp. 2.000%, 6/1/25	629	657
Packaging Corporation of America 4.050%, 12/15/49	457	545
		6,911

Utilities—2.2%
Boardwalk Pipelines LP 3.400%, 2/15/31	700	686
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	1,528	1,587
Consolidated Edison Co. of New York, Inc. 3.950%, 4/1/50	858	1,038
Dominion Energy, Inc. 3.375%, 4/1/30	1,245	1,402
Pacific Gas and Electric Co. 2.500%, 2/1/31	948	903
Southern Co. (The) 3.700%, 4/30/30	2,075	2,367
Transcontinental Gas Pipe Line Co. LLC 144A 3.950%, 5/15/50(1)	915	944
		8,927

Total Corporate Bonds and Notes (Identified Cost $111,144)		119,834

Total Long-Term Investments—95.6% (Identified Cost $376,403)		388,592

	Shares	Value
Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(3)	2,711,902	$2,712
Total Short-Term Investment (Identified Cost $2,712)		2,712

TOTAL INVESTMENTS—96.3% (Identified Cost $379,115)		$391,304
Other assets and liabilities, net—3.7%		14,956
NET ASSETS—100.0%		$406,260

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $34,566 or 8.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$16,955	$—	$16,955
Corporate Bonds and Notes	119,834	—	119,834
Mortgage-Backed Securities	107,999	—	107,999
U.S. Government Securities	143,804	—	143,804
Money Market Mutual Fund	2,712	2,712	—
Total Investments	$391,304	$2,712	$388,592
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Schedule of Investments

SEIX TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.